Schedule of weighted average aggregate ordinary shares (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings used in the calculation of basic and diluted EPS (USD)	$ 239,411	$ 851,336	$ 886,588	$ 575,042
Number of ordinary shares for the purpose of basic EPS	10,000	10,000	10,000	10,000
Number of ordinary shares for the purpose of diluted EFS	10,000	10,000	10,000	10,000
Basic EPS	$ 23.94	$ 85.13	$ 88.66	$ 57.50
Diluted EPS	$ 23.94	$ 85.13	$ 88.66	$ 57.50